INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of income tax [Abstract]
Loss before income taxes	$ 4,576	$ 5,621
Income tax recovery at statutory rates	(1,235)	(1,518)
Difference of foreign tax rates	(3)	(7)
Non-deductible expenses and non-taxable portion of capital gains	733	921
Changes in unrecognized deferred tax assets and other	536	646
Income tax expense	31	42
Income tax (recovery) expense consists of:
Current income taxes	0	0
Deferred income taxes	31	42
Income tax expense	$ 31	$ 42